JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited)

Investments		Principal Amount ($000)	Value ($000)
FOREIGN GOVERNMENT SECURITIES - 61.7%
Albania - 0.4%
Republic of Albania
3.50%, 11/23/2031(a)	EUR	2,281	2,505

Angola - 1.8%
Republic of Angola
9.50%, 11/12/2025(b)		1,100	1,201
8.00%, 11/26/2029(a)		3,610	3,575
9.38%, 5/8/2048(b)		2,806	2,729
9.13%, 11/26/2049(b)		2,940	2,798

			10,303

Argentina - 1.4%
Argentine Republic
1.00%, 7/9/2029		415	147
0.50%, 7/9/2030(c)		5,717	1,932
1.13%, 7/9/2035(c)		11,960	3,690
2.00%, 1/9/2038(c)		1,979	750
2.50%, 7/9/2041(c)		4,050	1,440

			7,959

Armenia - 0.3%
Republic of Armenia
3.60%, 2/2/2031(a)		1,950	1,750

Azerbaijan - 0.1%
Republic of Azerbaijan
3.50%, 9/1/2032(b)		500	494

Bahrain - 1.5%
Kingdom of Bahrain
6.13%, 8/1/2023(b)		500	521
7.00%, 1/26/2026(b)		2,260	2,432
7.00%, 10/12/2028(b)		1,010	1,074
6.75%, 9/20/2029(b)		2,824	2,960
5.45%, 9/16/2032(b)		1,150	1,085
7.50%, 9/20/2047(b)		600	582

			8,654

Belarus - 0.2%
Republic of Belarus
6.88%, 2/28/2023(b)		450	425
6.38%, 2/24/2031(a)		1,158	843

			1,268

Benin - 0.4%
Benin Government Bond
6.88%, 1/19/2052(a)	EUR	1,963	2,142

Bermuda - 0.4%
Bermuda Government Bond
4.85%, 2/6/2024(b)		643	679
3.72%, 1/25/2027(b)		250	263
2.38%, 8/20/2030(a)		524	510
3.38%, 8/20/2050(a)		612	591

			2,043

Brazil - 3.0%
Federative Republic of Brazil
2.88%, 6/6/2025		760	760
3.88%, 6/12/2030		640	602
5.63%, 1/7/2041		2,700	2,641
Notas do Tesouro Nacional
6.00%, 8/15/2028	BRL	15,000	11,018
6.00%, 8/15/2050	BRL	3,000	2,238

			17,259

Colombia - 1.3%
Republic of Colombia
4.50%, 3/15/2029		1,550	1,522
3.13%, 4/15/2031		700	600
5.00%, 6/15/2045		4,691	3,988
5.20%, 5/15/2049		1,065	917
4.13%, 5/15/2051		263	200

			7,227

Costa Rica - 0.6%
Republic of Costa Rica
4.25%, 1/26/2023(b)		450	456
6.13%, 2/19/2031(b)		1,300	1,270
5.63%, 4/30/2043(b)		2,170	1,763

			3,489

Dominican Republic - 3.2%
Dominican Republic Government Bond
6.88%, 1/29/2026(b)		5,250	5,906
4.50%, 1/30/2030(a)		2,440	2,392
4.50%, 1/30/2030(b)		250	245
4.88%, 9/23/2032(a)		5,071	4,975
5.30%, 1/21/2041(a)		739	703
6.40%, 6/5/2049(b)		1,020	1,019
5.88%, 1/30/2060(a)		3,210	2,906

			18,146

Ecuador - 1.9%
Republic of Ecuador
Zero Coupon, 7/31/2030(a)		429	251
5.00%, 7/31/2030(b)(c)		1,523	1,326
5.00%, 7/31/2030(a)(c)		3,267	2,845
1.00%, 7/31/2035(a)(c)		2,075	1,453
0.50%, 7/31/2040(a)(c)		8,198	5,010

			10,885

Egypt - 3.8%
Arab Republic of Egypt
14.31%, 10/13/2023	EGP	21,000	1,339
5.88%, 6/11/2025(b)		500	505
3.88%, 2/16/2026(a)		1,912	1,740
14.48%, 4/6/2026	EGP	26,000	1,657
7.50%, 1/31/2027(b)		3,450	3,476
6.59%, 2/21/2028(b)		3,000	2,828
5.88%, 2/16/2031(a)		1,301	1,096
7.05%, 1/15/2032(a)		2,640	2,313
8.88%, 5/29/2050(b)		6,660	5,694
8.15%, 11/20/2059(a)		1,250	1,005

			21,653

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)

El Salvador - 0.5%
Republic of El Salvador
7.75%, 1/24/2023(b)		75	59
5.88%, 1/30/2025(b)		620	364
8.63%, 2/28/2029(b)		1,370	789
7.63%, 2/1/2041(b)		1,700	901
7.12%, 1/20/2050(b)		1,023	531
9.50%, 7/15/2052(a)		515	298

			2,942

Ethiopia - 0.2%
Federal Democratic Republic of Ethiopia
6.63%, 12/11/2024(b)		1,209	908

Gabon - 0.4%
Gabonese Republic
6.95%, 6/16/2025(b)		1,902	1,976
6.63%, 2/6/2031(a)		500	483

			2,459

Ghana - 1.3%
Republic of Ghana
7.63%, 5/16/2029(b)		3,150	2,457
10.75%, 10/14/2030(b)		570	604
8.13%, 3/26/2032(b)		1,900	1,444
8.63%, 6/16/2049(b)		2,350	1,745
8.75%, 3/11/2061(b)		1,431	1,055

			7,305

Guatemala - 0.9%
Republic of Guatemala
4.90%, 6/1/2030(a)		2,100	2,196
5.38%, 4/24/2032(a)		900	971
6.13%, 6/1/2050(a)		1,650	1,801

			4,968

Honduras - 0.0%(d)
Republic of Honduras
5.63%, 6/24/2030(a)		280	273

Indonesia - 0.9%
Republic of Indonesia
6.38%, 4/15/2032	IDR	28,275,000	1,948
4.20%, 10/15/2050		2,900	3,071

			5,019

Iraq - 1.4%
Republic of Iraq
6.75%, 3/9/2023(b)		2,980	2,993
5.80%, 1/15/2028(b)		5,475	5,235

			8,228

Ivory Coast - 1.6%
Republic of Cote d’Ivoire
4.88%, 1/30/2032(a)	EUR	308	325
6.13%, 6/15/2033(b)		1,289	1,319
6.88%, 10/17/2040(b)	EUR	5,950	6,734
6.63%, 3/22/2048(b)	EUR	650	695

			9,073

Jamaica - 1.1%
Jamaica Government Bond
6.75%, 4/28/2028		2,750	3,125
8.00%, 3/15/2039		961	1,321
7.88%, 7/28/2045		1,255	1,728

			6,174

Kazakhstan - 1.0%
Republic of Kazakhstan
Zero Coupon, 5/20/2022(a)	KZT	780,000	1,741
1.50%, 9/30/2034(b)	EUR	3,500	3,729

			5,470

Kenya - 1.8%
Republic of Kenya
6.88%, 6/24/2024(b)		2,670	2,824
8.00%, 5/22/2032(b)		1,050	1,097
6.30%, 1/23/2034(a)		2,662	2,489
8.25%, 2/28/2048(b)		3,750	3,600

			10,010

Lebanon - 0.2%
Lebanese Republic
6.38%, 3/9/2020(e)		3,165	336
6.15%, 6/19/2020(e)		1,450	154
6.85%, 3/23/2027(b)(e)		5,000	519
6.65%, 2/26/2030(b)(e)		708	74

			1,083

Malaysia - 0.2%
1MDB Global Investments Ltd.
4.40%, 3/9/2023(b)		1,400	1,397

Mexico - 1.4%
United Mexican States
4.50%, 4/22/2029		1,250	1,353
4.75%, 3/8/2044		250	257
5.55%, 1/21/2045		1,000	1,135
4.60%, 2/10/2048		750	749
3.77%, 5/24/2061		3,548	3,030
3.75%, 4/19/2071		1,653	1,374

			7,898

Morocco - 0.5%
Kingdom of Morocco
1.50%, 11/27/2031(b)	EUR	1,400	1,411
5.50%, 12/11/2042(b)		1,382	1,460

			2,871

Mozambique - 0.1%
Republic of Mozambique
5.00%, 9/15/2031(a)(c)		700	591

Nigeria - 2.7%
Federal Republic of Nigeria
7.63%, 11/21/2025(b)		1,990	2,149
6.50%, 11/28/2027(b)		1,000	1,002
7.14%, 2/23/2030(b)		300	293
7.88%, 2/16/2032(b)		5,064	4,912
7.38%, 9/28/2033(a)		1,082	1,006
7.70%, 2/23/2038(b)		4,350	3,915
7.63%, 11/28/2047(b)		2,300	2,013

			15,290

Oman - 2.3%
Sultanate of Oman Government Bond
4.88%, 2/1/2025(a)		4,467	4,596

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
5.38%, 3/8/2027(b)		2,844	2,929
6.00%, 8/1/2029(b)		209	220
6.25%, 1/25/2031(a)		2,450	2,603
6.75%, 1/17/2048(b)		2,522	2,468

			12,816

Pakistan - 1.0%
Islamic Republic of Pakistan
6.00%, 4/8/2026(a)		3,459	3,330
7.38%, 4/8/2031(a)		1,503	1,405
8.88%, 4/8/2051(a)		1,186	1,103

			5,838

Panama - 0.8%
Republic of Panama
4.50%, 4/1/2056		1,080	1,099
3.87%, 7/23/2060		4,050	3,712

			4,811

Paraguay - 1.2%
Republic of Paraguay
2.74%, 1/29/2033(a)		769	709
6.10%, 8/11/2044(b)		1,368	1,596
5.40%, 3/30/2050(a)		4,325	4,629

			6,934

Peru - 0.2%
Republic of Peru
5.94%, 2/12/2029(a)	PEN	670	177
5.63%, 11/18/2050		700	924

			1,101

Philippines - 1.0%
Republic of Philippines
3.70%, 2/2/2042		1,450	1,472
2.95%, 5/5/2045		4,340	3,971

			5,443

Romania - 1.5%
Romania Government Bond
3.62%, 5/26/2030(a)	EUR	1,650	1,926
2.63%, 12/2/2040(a)	EUR	1,454	1,362
2.88%, 4/13/2042(a)	EUR	1,755	1,656
4.63%, 4/3/2049(b)	EUR	3,169	3,738

			8,682

Russia - 1.0%
Russian Federation
12.75%, 6/24/2028(b)		2,550	3,759
5.10%, 3/28/2035(b)		2,000	2,086

			5,845

Saudi Arabia - 1.4%
Kingdom of Saudi Arabia
4.38%, 4/16/2029(b)		850	951
2.25%, 2/2/2033(a)		1,502	1,429
5.00%, 4/17/2049(b)		400	485
4.50%, 4/22/2060(a)		1,200	1,402
3.45%, 2/2/2061(a)		1,980	1,883
3.45%, 2/2/2061(b)		1,650	1,570

			7,720

Senegal - 0.2%
Republic of Senegal
6.75%, 3/13/2048(b)		1,090	1,014

Serbia - 1.2%
Republic of Serbia
1.50%, 6/26/2029(a)	EUR	4,050	4,311
2.13%, 12/1/2030(a)		1,288	1,153
1.65%, 3/3/2033(a)	EUR	1,375	1,380

			6,844

South Africa - 4.6%
Republic of South Africa
4.88%, 4/14/2026		2,200	2,298
4.85%, 9/30/2029		4,450	4,498
Series 2035, 8.88%, 2/28/2035	ZAR	256,600	15,000
5.75%, 9/30/2049		4,660	4,263

			26,059

Sri Lanka - 1.1%
Democratic Socialist Republic of Sri Lanka
5.75%, 4/18/2023(b)		250	133
6.85%, 3/14/2024(b)		1,300	664
6.35%, 6/28/2024(a)		520	266
6.85%, 11/3/2025(b)		1,700	871
6.20%, 5/11/2027(b)		2,350	1,148
6.75%, 4/18/2028(b)		458	224
7.85%, 3/14/2029(b)		5,510	2,684

			5,990

Trinidad and Tobago - 0.3%
Republic of Trinidad and Tobago
4.50%, 6/26/2030(a)		1,530	1,542

Tunisia - 0.1%
Banque Centrale de Tunisie
5.63%, 2/17/2024(b)	EUR	388	356
6.38%, 7/15/2026(b)	EUR	240	208

			564

Turkey - 1.5%
Republic of Turkey
4.25%, 4/14/2026		2,900	2,623
5.13%, 2/17/2028		1,950	1,732
7.63%, 4/26/2029		750	745
5.95%, 1/15/2031		1,040	915
4.88%, 4/16/2043		3,237	2,332
Turkiye Ihracat Kredi Bankasi A/S
8.25%, 1/24/2024(a)		340	352

			8,699

Ukraine - 4.1%
Ukraine Government Bond
7.75%, 9/1/2022(b)		1,440	1,392
7.75%, 9/1/2023(b)		3,100	2,849
8.99%, 2/1/2024(b)		4,610	4,264
7.75%, 9/1/2024(b)		1,450	1,293
15.84%, 2/26/2025(b)	UAH	8,996	318
7.75%, 9/1/2025(b)		2,520	2,218
7.75%, 9/1/2027(b)		713	623

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
6.88%, 5/21/2029(a)	1,385	1,161
7.38%, 9/25/2032(b)	3,150	2,659
7.25%, 3/15/2033(b)	1,401	1,177
0.00%, 5/31/2040(b)(f)	6,965	5,225

		23,179

United Arab Emirates - 0.9%
United Arab Emirates Government Bond
2.88%, 10/19/2041(a)	1,945	1,889
4.00%, 7/28/2050(a)	710	600
3.25%, 10/19/2061(a)	2,453	2,413

		4,902

Uruguay - 0.2%
Oriental Republic of Uruguay
7.88%, 1/15/2033	900	1,276

Uzbekistan - 0.3%
Republic of Uzbekistan
3.90%, 10/19/2031(a)	1,525	1,421

Venezuela, Bolivarian Republic of - 0.0%(d)
Bolivarian Republic of Venezuela
7.75%, 10/13/2019(b)(e)	91	5
12.75%, 8/23/2022(b)(e)	1,470	85
9.25%, 5/7/2028(b)(e)	2,130	122

		212

Zambia - 0.3%
Republic of Zambia
5.38%, 9/20/2022(b)(e)	650	465
8.97%, 7/30/2027(b)(e)	1,805	1,332

		1,797

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $388,872)		350,425

CORPORATE BONDS - 32.9%
Azerbaijan - 0.6%
State Oil Co. of the Azerbaijan Republic
6.95%, 3/18/2030(b)	2,950	3,502

Bahrain - 0.3%
Oil and Gas Holding Co. BSCC (The)
7.63%, 11/7/2024(a)	500	535
8.38%, 11/7/2028(a)	1,100	1,236

		1,771

Belarus - 0.1%
Development Bank of the Republic of Belarus JSC
6.75%, 5/2/2024(a)	870	731

Brazil - 3.2%
Atento Luxco 1 SA
8.00%, 2/10/2026(a)	610	644
CSN Resources SA
4.63%, 6/10/2031(a)	1,773	1,674
Guara Norte SARL
5.20%, 6/15/2034(a)	967	904
GUSAP III LP
4.25%, 1/21/2030(b)	3,000	3,100
JSM Global Sarl
4.75%, 10/20/2030(b)	970	867
Klabin Austria GmbH
5.75%, 4/3/2029(b)	4,380	4,692
Nexa Resources SA
6.50%, 1/18/2028(a)	1,320	1,422
6.50%, 1/18/2028(b)	400	431
Prumo Participacoes e Investimentos S/A
7.50%, 12/31/2031(a)	396	416
Simpar Europe SA
5.20%, 1/26/2031(a)	1,301	1,154
Suzano Austria GmbH
6.00%, 1/15/2029	2,750	3,088

		18,392

Chile - 1.9%
Alfa Desarrollo SpA
4.55%, 9/27/2051(a)	2,015	1,834
Celulosa Arauco y Constitucion SA
4.25%, 4/30/2029(a)	5,050	5,226
Empresa de los Ferrocarriles del Estado
3.07%, 8/18/2050(a)	376	299
Empresa de Transporte de Pasajeros Metro SA
5.00%, 1/25/2047(b)	400	441
Empresa Nacional del Petroleo
5.25%, 11/6/2029(a)	2,750	2,891
4.50%, 9/14/2047(b)	400	357

		11,048

China - 2.3%
Avi Funding Co. Ltd.
3.80%, 9/16/2025(b)	900	954
Country Garden Holdings Co. Ltd.
3.13%, 10/22/2025(b)	660	530
4.80%, 8/6/2030(b)	1,260	995
3.88%, 10/22/2030(b)	1,920	1,474
Huarong Finance 2017 Co. Ltd.
(ICE LIBOR USD 3 Month + 1.85%), 2.12%, 4/27/2022(b)(g)	2,490	2,481
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.98%), 4.00%, 11/7/2022(b)(g)(h)(i)	1,100	1,097
Huarong Finance 2019 Co. Ltd.
3.88%, 11/13/2029(b)	1,920	1,833
Huarong Finance II Co. Ltd.
5.50%, 1/16/2025(b)	1,100	1,131
Longfor Group Holdings Ltd.
3.95%, 9/16/2029(b)	669	649
Minmetals Bounteous Finance BVI Ltd.
4.20%, 7/27/2026(b)	450	478
Xiaomi Best Time International Ltd.
4.10%, 7/14/2051(a)	1,402	1,362

		12,984

Colombia - 1.8%
AI Candelaria Spain SA
7.50%, 12/15/2028(b)	1,750	1,820

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Banco Davivienda SA
(US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 5.10%), 6.65%, 4/22/2031(a)(g)(h)(i)	2,219	2,194
Ecopetrol SA
6.88%, 4/29/2030	1,900	2,037
5.88%, 5/28/2045	2,840	2,497
Empresas Publicas de Medellin ESP
4.25%, 7/18/2029(a)	1,520	1,391

		9,939

Costa Rica - 0.1%
Instituto Costarricense de Electricidad
6.38%, 5/15/2043(b)	500	407

Dominican Republic - 0.3%
Empresa Generadora de Electricidad Haina SA
5.63%, 11/8/2028(a)	1,916	1,905

Georgia - 0.4%
Georgian Railway JSC
4.00%, 6/17/2028(a)	2,313	2,275

Guatemala - 0.4%
Central American Bottling Corp.
5.25%, 4/27/2029(a)	1,953	1,982

India - 0.4%
Greenko Power II Ltd.
4.30%, 12/13/2028(a)	795	767
India Green Power Holdings
4.00%, 2/22/2027(a)	1,517	1,464

		2,231

Indonesia - 2.1%
Indonesia Asahan Aluminium Persero PT
6.76%, 11/15/2048(b)	3,400	3,991
Pertamina Persero PT
5.63%, 5/20/2043(b)	1,820	1,996
4.70%, 7/30/2049(b)	388	395
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13%, 5/15/2027(b)	600	621
3.88%, 7/17/2029(a)	1,940	1,963
5.25%, 5/15/2047(b)	500	517
4.88%, 7/17/2049(a)	2,510	2,475

		11,958

Israel - 0.6%
Energean Israel Finance Ltd.
4.88%, 3/30/2026(b)	653	640
5.38%, 3/30/2028(b)	664	646
Leviathan Bond Ltd.
6.13%, 6/30/2025(b)	661	693
6.50%, 6/30/2027(b)	717	764
6.75%, 6/30/2030(b)	413	438

		3,181

Kazakhstan - 1.1%
Kazakhstan Temir Zholy Finance BV
6.95%, 7/10/2042(b)	386	476
KazMunayGas National Co. JSC
6.38%, 10/24/2048(b)	1,250	1,487
KazTransGas JSC
4.38%, 9/26/2027(b)	1,200	1,259
Sovereign Wealth Fund Samruk-Kazyna JSC
2.00%, 10/28/2026(a)	1,746	1,665
Tengizchevroil Finance Co. International Ltd.
3.25%, 8/15/2030(b)	1,300	1,243

		6,130

Malaysia - 0.3%
Gohl Capital Ltd.
4.25%, 1/24/2027(b)	1,860	1,844

Mexico - 7.9%
Banco Mercantil del Norte SA
(US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 5.47%), 7.50%, 6/27/2029(b)(g)(h)(i)	1,820	1,860
(US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 7.76%), 8.38%, 10/14/2030(a)(g)(h)(i)	394	432
Banco Nacional de Comercio Exterior SNC
4.38%, 10/14/2025(b)	500	539
Braskem Idesa SAPI
6.99%, 2/20/2032(a)	1,851	1,828
Cemex SAB de CV
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.53%), 5.12%, 6/8/2026(a)(g)(h)(i)	2,557	2,561
Cometa Energia SA de CV
6.38%, 4/24/2035(b)	957	1,051
Comision Federal de Electricidad
3.35%, 2/9/2031(a)	3,569	3,327
4.68%, 2/9/2051(a)	1,878	1,657
FEL Energy VI SARL
5.75%, 12/1/2040(b)	2,725	2,668
Mexico City Airport Trust
5.50%, 7/31/2047(b)	1,430	1,330
Petroleos Mexicanos
(ICE LIBOR USD 3 Month + 3.65%), 3.85%, 3/11/2022(g)	799	798
5.38%, 3/13/2022	1,300	1,303
3.50%, 1/30/2023	500	503
5.35%, 2/12/2028	6,720	6,553
6.70%, 2/16/2032(a)	4,778	4,719
7.69%, 1/23/2050	13,092	12,097
6.95%, 1/28/2060	2,209	1,878

		45,104

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Morocco - 0.9%
OCP SA
6.88%, 4/25/2044(b)	3,450	3,846
5.13%, 6/23/2051(a)	1,670	1,509

		5,355

Nigeria - 0.9%
Access Bank plc
6.13%, 9/21/2026(a)	2,248	2,214
IHS Holding Ltd.
6.25%, 11/29/2028(a)	998	1,009
IHS Netherlands Holdco BV
8.00%, 9/18/2027(b)	1,810	1,905

		5,128

Panama - 0.8%
AES Panama Generation Holdings SRL
4.38%, 5/31/2030(b)	3,100	3,092
Banco Nacional de Panama
2.50%, 8/11/2030(a)	866	780
Empresa de Transmision Electrica SA
5.13%, 5/2/2049(a)	850	906

		4,778

Paraguay - 0.4%
Bioceanico Sovereign Certificate Ltd.
Zero Coupon, 6/5/2034(a)	3,260	2,439

Peru - 1.1%
Minsur SA
4.50%, 10/28/2031(a)	875	876
Peru LNG Srl
5.38%, 3/22/2030(b)	1,460	1,255
Petroleos del Peru SA
4.75%, 6/19/2032(b)	2,100	2,058
5.63%, 6/19/2047(b)	2,000	1,842

		6,031

Russia - 0.4%
Tinkoff Bank JSC
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.15%), 6.00%, 12/20/2026(a)(g)(h)(i)	2,375	2,161

Saudi Arabia - 1.0%
Saudi Arabian Oil Co.
3.50%, 4/16/2029(b)	4,200	4,385
3.50%, 11/24/2070(a)	1,357	1,244

		5,629

South Africa - 1.7%
Bidvest Group UK plc (The)
3.63%, 9/23/2026(a)	2,633	2,594
Eskom Holdings SOC Ltd.
6.75%, 8/6/2023(b)	3,900	3,941
8.45%, 8/10/2028(b)	835	866
FirstRand Bank Ltd.
(USD Swap Semi 5 Year + 3.56%), 6.25%, 4/23/2028(b)(g)	1,880	1,920
Transnet SOC Ltd.
4.00%, 7/26/2022(b)	600	596

		9,917

Trinidad and Tobago - 0.2%
Trinidad Petroleum Holdings Ltd.
9.75%, 6/15/2026(a)	800	842

Ukraine - 0.7%
Metinvest BV
7.75%, 10/17/2029(b)	1,730	1,479
NPC Ukrenergo
6.88%, 11/9/2026(a)	2,750	2,155
State Savings Bank of Ukraine
9.62%, 3/20/2025(b)(c)	210	194

		3,828

United Arab Emirates - 0.7%
Abu Dhabi Crude Oil Pipeline LLC
4.60%, 11/2/2047(b)	850	950
EA Partners I BV
6.88%, 9/28/2020(b)(e)	2,751	33
EA Partners II BV
6.75%, 6/1/2021(b)(e)	1,076	6
MDGH GMTN RSC Ltd.
3.70%, 11/7/2049(a)	2,750	2,853

		3,842

Uzbekistan - 0.3%
Uzbekneftegaz JSC
4.75%, 11/16/2028(a)	1,938	1,793

Venezuela, Bolivarian Republic of - 0.0%(d)
Petroleos de Venezuela SA
8.50%, 10/27/2020(b)(e)	624	94
9.00%, 11/17/2021(b)(e)	1,240	46
12.75%, 2/17/2022(b)(e)	770	25
5.38%, 4/12/2027(b)(e)	730	27

		192

TOTAL CORPORATE BONDS (Cost $203,048)		187,319

OPTIONS PURCHASED - 0.0%(d)
Put Options Purchased - 0.0%(d)
United States - 0.0%(d)
Foreign Exchange USD/THB
6/3/2022 at USD 33.10, Vanilla, European Style Notional Amount: USD 7,305 Counterparty: Exchange-Traded*(Cost $78)	7,305	99

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
SHORT-TERM INVESTMENTS - 2.4%

FOREIGN GOVERNMENT TREASURY BILLS - 0.3%
Egypt Treasury Bills
13.18%, 2/1/2022(j)(Cost $1,902)	EGP	29,850	1,900

Investments		Shares (000)	Value ($000)
INVESTMENT COMPANIES - 2.1%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(k)(l)(Cost $11,621)		11,616	11,621

TOTAL SHORT-TERM INVESTMENTS (Cost $13,523)			13,521

Total Investments - 97.0% (Cost $605,521)			551,364
Other Assets Less Liabilities - 3.0%			16,945

Net Assets - 100.0%			568,309

Percentages indicated are based on net assets.

Abbreviations
BRL	Brazilian Real
EGP	Egyptian Pound
EUR	Euro
GMTN	Global medium term note
ICE	Intercontinental Exchange
IDR	Indonesian Rupiah
JSC	Joint Stock Company
KZT	Kajakhstan Tenge
LIBOR`	London Interbank Offered Rate
PEN	Peruvian Nuevo Sol
PT	Limited liability company
UAH	Ukrainian Hryvnia
USD	United States Dollar
ZAR	South African Rand

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of January 31, 2022.

(d)	Amount rounds to less than 0.1% of net assets.
(e)	Defaulted security.
(f)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of January 31, 2022.

(g)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of January 31, 2022.
(h)

Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of January 31, 2022.

(i)	Security is an interest bearing note with preferred security characteristics.
(j)	The rate shown is the effective yield as of January 31, 2022.
(k)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of January 31, 2022.
*	Non-income producing security.

Futures contracts outstanding as of January 31, 2022 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury Ultra Bond	166	03/2022	USD	31,291	295

Short Contracts
U.S. Treasury 2 Year Note	(416)	03/2022	USD	(90,110)	(27)
U.S. Treasury 5 Year Note	(1,397)	03/2022	USD	(166,581)	51
					24

					319

Abbreviations
USD	United States Dollar

Forward foreign currency exchange contracts outstanding as of January 31, 2022 (amounts in thousands):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	34,855	EUR	30,783	Standard Chartered Bank	2/15/2022	263
BRL	8,379	USD	1,498	BNP Paribas**	2/22/2022	73
CLP	1,171,094	USD	1,435	BNP Paribas**	2/22/2022	24
COP	5,770,454	USD	1,426	BNP Paribas**	2/22/2022	33
CZK	15,363	EUR	626	Barclays Bank plc	2/22/2022	5
CZK	30,801	EUR	1,255	BNP Paribas	2/22/2022	8
CZK	15,389	EUR	629	Citibank, NA	2/22/2022	2
EUR	625	CZK	15,244	Barclays Bank plc	2/22/2022	–	(a)
EUR	625	CZK	15,244	BNP Paribas	2/22/2022	–	(a)
EUR	633	HUF	225,266	BNP Paribas	2/22/2022	–	(a)
EUR	624	HUF	221,920	Citibank, NA	2/22/2022	1
EUR	633	HUF	224,842	Goldman Sachs International	2/22/2022	2
EUR	1,261	PLN	5,728	BNP Paribas	2/22/2022	15
EUR	1,261	PLN	5,756	Citibank, NA	2/22/2022	8
HUF	687,913	EUR	1,913	BNP Paribas	2/22/2022	20
HUF	223,338	EUR	626	Citibank, NA	2/22/2022	1
IDR	20,295,574	USD	1,412	BNP Paribas**	2/22/2022	2
ILS	2,258	USD	707	BNP Paribas	2/22/2022	6
ILS	2,247	USD	707	Goldman Sachs International	2/22/2022	3
INR	53,396	USD	713	Barclays Bank plc**	2/22/2022	1

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
INR	53,396	USD	713	Goldman Sachs International**	2/22/2022	1
PLN	5,748	EUR	1,251	BNP Paribas	2/22/2022	1
USD	2,920	EUR	2,546	Citibank, NA	2/22/2022	59
USD	1,481	IDR	21,217,485	Goldman Sachs International**	2/22/2022	3
USD	291	INR	21,635	Goldman Sachs International**	2/22/2022	2
USD	1,566	MXN	31,994	Goldman Sachs International	2/22/2022	20
USD	715	MXN	14,761	HSBC Bank, NA	2/22/2022	2
USD	295	PLN	1,172	HSBC Bank, NA	2/22/2022	8
USD	730	RUB	55,582	Barclays Bank plc**	2/22/2022	15
USD	1,435	RUB	108,081	Citibank, NA**	2/22/2022	44
USD	1,532	ZAR	23,596	Citibank, NA	2/22/2022	1
PLN	2,000	USD	486	HSBC Bank, NA	3/22/2022	3
USD	1,081	PLN	4,359	BNP Paribas	3/22/2022	16
USD	3,819	ZAR	58,966	Royal Bank of Canada	3/22/2022	8
USD	3,860	ZAR	59,710	Standard Chartered Bank	3/22/2022	1

Total unrealized appreciation						651

EUR	810	USD	919	BNP Paribas	2/15/2022	(8)
EUR	135	USD	153	Royal Bank of Canada	2/15/2022	(1)
EUR	1,892	HUF	679,402	BNP Paribas	2/22/2022	(17)
IDR	20,438,271	USD	1,427	Barclays Bank plc**	2/22/2022	(3)
ILS	4,779	USD	1,537	BNP Paribas	2/22/2022	(26)
INR	128,420	USD	1,725	Barclays Bank plc**	2/22/2022	(7)
KRW	1,733,313	USD	1,452	Barclays Bank plc**	2/22/2022	(15)
MXN	14,587	USD	710	Barclays Bank plc	2/22/2022	(5)
PLN	5,789	EUR	1,274	BNP Paribas	2/22/2022	(15)
PLN	12,451	USD	3,138	Goldman Sachs International	2/22/2022	(91)
RUB	54,442	USD	706	BNP Paribas**	2/22/2022	(5)
RUB	54,412	USD	722	Citibank, NA**	2/22/2022	(22)
RUB	115,660	USD	1,508	Goldman Sachs International**	2/22/2022	(20)
USD	1,426	BRL	7,719	Citibank, NA**	2/22/2022	(20)
USD	716	CLP	586,574	Barclays Bank plc**	2/22/2022	(14)
USD	716	CLP	586,541	Goldman Sachs International**	2/22/2022	(15)
USD	1,440	COP	5,767,340	BNP Paribas**	2/22/2022	(18)
USD	2,938	COP	11,742,767	Goldman Sachs International**	2/22/2022	(30)
USD	1,663	PHP	85,457	BNP Paribas**	2/22/2022	(8)
USD	707	RUB	55,303	Barclays Bank plc**	2/22/2022	(5)
ZAR	21,600	USD	1,402	Goldman Sachs International	2/22/2022	– (a)
PLN	4,800	USD	1,188	HSBC Bank, NA	3/22/2022	(16)
USD	12,845	BRL	73,844	BNP Paribas**	3/22/2022	(890)
USD	1,095	PLN	4,519	HSBC Bank, NA	3/22/2022	(9)
USD	7,762	ZAR	120,944	Merrill Lynch International	3/22/2022	(54)

Total unrealized depreciation						(1,314)

Net unrealized depreciation						(663)

Abbreviations
BRL	Brazilian Real
CLP	Chile Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
KRW	Korean Republic Won
MXN	Mexican Peso
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
USD	United States Dollar
ZAR	South African Rand
(a)	Amount rounds to less than one thousand.
**	Non-deliverable forward.

Over-the-Counter (“OTC”) Credit default swap contracts outstanding - buy protection(a) as of January 31, 2022 (amounts in thousands):

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Counterparty	Maturity Date	Implied Credit Spread (%)(b)	Notional Amount(c)	Upfront Payments (Receipts) ($)(d)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Republic of Turkey, 11.88%, 1/15/2030	1.00	Quarterly	Goldman Sachs International	12/20/2026	5.31	USD 8,000	1,040	357	1,397

(a)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(b)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(c)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(d)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Centrally Cleared Interest rate swap contracts outstanding as of January 31, 2022 (amounts in thousands):

Floating Rate Index(a)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount	Upfront Payments(Receipts) ($)	Value and Unrealized Appreciation (Depreciation) ($)
6 month THBFIX semi-annually	0.70 semi-annually	Receive	10/4/2024	THB 1,060,000	–	132
6 month THBFIX semi-annually	1.10 semi-annually	Receive	10/8/2026	THB 410,000	–	44
6 month THBFIX semi-annually	1.68 semi-annually	Receive	10/8/2031	THB 206,000	–	18
6 month WIBOR semi-annually	1.70 annually	Receive	8/25/2031	PLN 10,000	–	430
6 month WIBOR semi-annually	1.91 annually	Receive	6/9/2031	PLN 11,000	–	413
6 month WIBOR semi-annually	1.91 annually	Receive	9/8/2031	PLN 4,568	–	178
6 month WIBOR semi-annually	1.93 annually	Receive	9/13/2031	PLN 4,364	–	168
1 day CDI at termination	11.10 at termination	Pay	1/4/2027	BRL 38,641	–	22
6 month WIBOR semi-annually	2.11 annually	Receive	10/8/2026	PLN 53,000	–	1,027
6 month WIBOR semi-annually	2.57 annually	Receive	10/20/2026	PLN 75,000	–	1,128

					–	3,560

1 day CDI at termination	11.01 at termination	Pay	1/4/2027	BRL 38,749	–	(6)

					–	3,554

Abbreviations
BRL	Brazilian Real
CDI	Certificate of Interbank Deposits
PLN	Polish Zloty
THBFIX	Thai Baht Interest Rate Fixing
THB	Thai Baht
USD	United States Dollar
WIBOR	Warsaw Interbank Offered Rate

(a)	Value of floating rate index at January 31, 2022 was as follows:

Floating Rate Index	Value
1 Day CDI	1.36%
6 Month THBFIX	0.01
6 Month WIBOR	3.47

There are no upfront payments (receipts) on the swap contracts listed above.

Summary of total OTC swap contracts outstanding as of January 31, 2022 (amounts in thousands):

	Net Upfront Payments (Receipts) ($)	Value ($)
Assets
OTC Credit default swap contracts outstanding - buy protection	1,040	1,397

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures contracts and options are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Corporate Bonds	$–	$187,319	$–	$187,319
Foreign Government Securities	–	350,425	–	350,425
Options Purchased
Put Options Purchased	–	99	–	99
Short-Term Investments
Foreign Government Treasury Bills	–	1,900	–	1,900
Investment Companies	11,621	–	–	11,621

Total Short-Term Investments	11,621	1,900	–	13,521

Total Investments in Securities	$11,621	$539,743	$–	$551,364

Appreciation in Other Financial Instruments
Forward Currency Contracts	$–	$651	$–	$651
Futures Contracts	346	–	–	346
Swaps	–	3,917	–	3,917
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange
Contracts	–	(1,314)	–	(1,314)
Futures Contracts	(27)	–	–	(27)
Swaps	–	(6)	–	(6)

Total Net Appreciation/Depreciation in Other Financial Instruments	$319	$3,248	$–	$3,567

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amount in the table below.

For the period ended January 31, 2022
Security Description	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)		Value at January 31, 2022	Shares at January 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(a)(b)	$12,114	$52,404	$52,896	$(1)	$—	(c)	$11,621	11,616	$2	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2022.
(c)	Amount rounds to less than one thousand.

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

C. Derivatives — The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.

Notes (1) — (4) below describe the various derivatives used by the Fund.

(1). Options — The Fund purchased and/or sold (“wrote”) put and call options on various instruments including currencies, futures, securities, options on indices and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or will offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

Options Written — Premiums received by the Fund for options written are adjusted daily to reflect the current market value of the option written and the change in market value is recorded as unrealized appreciation or depreciation. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subjects the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund’s exchange-traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions). The Fund’s over-the-counter (“OTC”) options are subject to master netting agreements.

The Fund may be required to post or receive collateral for OTC options. Cash collateral posted by the Fund is considered restricted.

(2). Futures Contracts — The Fund used treasury contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(4). Swaps — The Fund engaged in various swap transactions to manage credit and interest rate (e.g., duration, yield curve) risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Interest Rate Swaps

The Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically based on a fixed interest rate.